Document and Entity Information	Feb. 25, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2020
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Central Index Key	0000077281
Entity Emerging Growth Company	false
Entity File Number	1-6300
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-6216339
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street, Suite 1000
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Shares of Beneficial Interest, par value $1.00 per share
Trading Symbol	PEI
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series B Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series C Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series D Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrD
Security Exchange Name	NYSE